Common Stock	9 Months Ended	12 Months Ended
	Apr. 30, 2012	Jul. 31, 2011
Equity [Abstract]
Common Stock
4.     Common Stock

On January 11, 2012, the Company increased the authorized number of common shares from 75,000,000 common shares to 200,000,000 common shares and effected a forward split of the Company’s issued and outstanding shares on a basis of 15 for 1. Upon effect of the forward split, the Company’s issued and outstanding shares of common stock increased from 10,400,000 to 156,000,000 shares of common stock, with a par value of $0.001, and has been applied on a retroactive basis.

On March 5, 2012, the Company issued 500,000 common shares with a fair value of $300,000 to the Company’s Chief Agronomy Officer pursuant to the consulting agreement dated January 21, 2012. The fair value of the shares was based on the share price per private placements issued during the same period.

On March 9, 2012, a company controlled by the President of the Company cancelled 80,000,000 common shares of the Company.

On April 4, 2012, the Company issued 91,667 shares of common stock at a price of $0.60 per share for total cash proceeds of $55,000.

On April 18, 2012, the Company issued 41,667 shares of common stock at a price of $0.60 per share for total cash proceeds of $25,000.

On April 27, 2012, the Company authorized the issuance of 41,667 shares of common stock at a price of $0.60 per share for total cash proceeds of $25,000. The shares were issued subsequent to period end and included as common stock subscribed and $10,000 of the proceeds were received subsequent to period end and included in subscription receivable.

NOTE 4 - COMMON STOCK

The authorized capital of the Company is 75,000,000 common shares with a par value of $ 0.001 per share.

On July 16, 2010 the Company issued 8,000,000 shares of common stock at a price of $0.001 per share, to its sole Director, for total cash proceeds of $8,000.

In April and May 2011, the Company issued 2,400,000 shares of common stock at a price of $0.01 per share, for total cash proceeds of $24,000.

During the period Inception (April 30, 2010) to July 31, 2011, the Company sold a total of 10,400,000 shares of common stock for total cash proceeds of $32,000.